Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	36
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$40,853,035.18	0.1173938	$25,727,439.44	0.0739294	$15,125,595.74
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$233,693,035.18	0.2050227	$218,567,439.44	0.1917527	$15,125,595.74

Weighted Avg. Coupon (WAC)	3.27%		3.28%
Weighted Avg. Remaining Maturity (WARM)	26.79		25.87
Pool Receivables Balance	$258,347,547.62		$242,632,016.23
Remaining Number of Receivables	31,343		30,617

Adjusted Pool Balance	$250,919,839.52		$235,794,243.78

III. COLLECTIONS

Principal:
Principal Collections	$15,267,819.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$241,688.09
Total Principal Collections	$15,509,507.43

Interest:
Interest Collections	$725,454.41
Late Fees & Other Charges	$44,537.80
Interest on Repurchase Principal	$-
Total Interest Collections	$769,992.21

Collection Account Interest	$3,596.01
Reserve Account Interest	$761.76
Servicer Advances	$-

Total Collections	$16,283,857.41

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	36
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$16,283,857.41
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,283,857.41

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$215,289.62	$-	$215,289.62	$215,289.62
Collection Account Interest					$3,596.01
Late Fees & Other Charges					$44,537.80
Total due to Servicer					$263,423.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$26,894.91		$26,894.91
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$154,373.91		$154,373.91	$154,373.91

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$15,730,783.07

9. Regular Principal Distribution Amount:					$15,125,595.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,125,595.74
Class A-4 Notes				$-
Class A Notes Total:		$15,125,595.74		$15,125,595.74
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,125,595.74		$15,125,595.74

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	605,187.33

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,427,708.10
Beginning Period Amount	$7,427,708.10
Current Period Amortization	$589,935.65
Ending Period Required Amount	$6,837,772.45
Ending Period Amount	$6,837,772.45
Next Distribution Date Required Amount	$6,273,452.37

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	36
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.87%	7.31%	7.31%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.27%	30,088	97.27%	$236,008,045.93
30 - 60 Days	1.34%	409	2.10%	$5,087,815.81
61 - 90 Days	0.30%	92	0.49%	$1,182,502.19
91-120 Days	0.09%	28	0.15%	$353,652.30
121 + Days	0.00%	0	0.00%	$-
Total		30,617		$242,632,016.23

Delinquent Receivables 30+ Days Past Due
Current Period	1.73%	529	2.73%	$6,623,970.30
1st Preceding Collection Period	1.79%	562	2.81%	$7,267,135.74
2nd Preceding Collection Period	1.68%	536	2.59%	$7,082,918.22
3rd Preceding Collection Period	1.68%	550	2.53%	$7,318,140.01
Four-Month Average	1.72%		2.66%

Repossession in Current Period		24		$308,352.62
Repossession Inventory		67		$240,913.99

Current Charge-Offs
Gross Principal of Charge-Offs				$447,712.05
Recoveries				$(241,688.09)
Net Loss				$206,023.96

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$250,489,781.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.99%
1st Preceding Collection Period				0.64%
2nd Preceding Collection Period				1.26%
3rd Preceding Collection Period				0.88%
Four-Month Average				0.94%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	44	1,891	$29,031,704.73
Recoveries	37	1,663	$(16,176,734.76)
Net Loss			$12,854,969.97
Cumulative Net Loss as a % of Initial Pool Balance			1.08%

Net Loss for Receivables that have experienced a Net Loss *	35	1,580	$12,906,647.02
Average Net Loss for Receivables that have experienced a Net Loss			$8,168.76

Principal Balance of Extensions			$1,083,916.96
Number of Extensions			85

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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